LEASES - Schedule of Lease Cost and Other Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 515
Operating cash flows from operating leases	318
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 150
Weighted-average remaining lease term - operating leases (months)	20 years 4 months 24 days
Weighted-average discount rate - operating leases	6.00%